SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Jun. 06, 2024	Jun. 05, 2024	Mar. 31, 2024	Mar. 28, 2023
Class of Stock [Line Items]
Common stock, shares authorized			6,000,000,000	30,000,000		30,000,000
Common stock, par value			$ 0.00001	$ 0.001		$ 0.001
Preferred stock, shares authorized						0
President [Member]
Class of Stock [Line Items]
Loans payable					$ 83,300
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	1,200,000,000	1,200,000,000	1,200,000,000		1,200,000,000
Common stock, par value	$ 0.00001	$ 0.00001			$ 0.00001
Common stock, shares issued	29,995,000	29,995,000			29,995,000
Common stock, shares outstanding	29,995,000	29,995,000			29,995,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	1,200,000,000	1,200,000,000	1,200,000,000		1,200,000,000
Common stock, par value	$ 0.00001	$ 0.00001			$ 0.00001
Common stock, shares issued	0	0			0
Common stock, shares outstanding	0	0			0
Common Class C [Member]
Class of Stock [Line Items]
Common stock, shares authorized	1,200,000,000	1,200,000,000	1,200,000,000		1,200,000,000
Common stock, par value	$ 0.00001	$ 0.00001			$ 0.00001
Common stock, shares issued	0	0			0
Common stock, shares outstanding	0	0			0
Common Class D [Member]
Class of Stock [Line Items]
Common stock, shares authorized	1,200,000,000	1,200,000,000	1,200,000,000		1,200,000,000
Common stock, par value	$ 0.00001	$ 0.00001			$ 0.00001
Common stock, shares issued	0	0			0
Common stock, shares outstanding	0	0			0
Common Class E [Member]
Class of Stock [Line Items]
Common stock, shares authorized	1,200,000,000	1,200,000,000	1,200,000,000		1,200,000,000
Common stock, par value	$ 0.00001	$ 0.00001			$ 0.00001
Common stock, shares issued	0	0			0
Common stock, shares outstanding	0	0			0